Loss per share (Tables)	12 Months Ended
Dec. 31, 2014
Loss per share
Schedule of basic and diluted loss per share

	Years ended December 31,
	2012	2013		2014
	Ordinary shares	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	US$	RMB	US$

Basic loss per share:
Numerator:
Net loss	(91,113)	(183,368)	(3,921)	(1,401,672)	(225,909)	(445,229)	(71,758)
Net loss attributable to ordinary shareholders for computing basic loss per share	(91,113)	(183,368)	(3,921)	(1,401,672)	(225,909)	(445,229)	(71,758)
Denominator:
Weighted average ordinary shares outstanding	281,682,508	299,524,536	6,403,973	266,696,495	266,696,495	84,713,813	84,713,813
Basic loss per share:	(0.32)	(0.61)	(0.61)	(5.26)	(0.85)	(5.26)	(0.85)
Basic loss per ADS*:	(0.96)		(1.83)			(15.78)	(2.55)

Diluted loss per share:
Numerator:
Net loss	(91,113)	(183,368)	(3,921)	(1,401,672)	(225,909)	(445,229)	(71,758)
Reallocation of net loss attributable to ordinary shareholders as a result of conversion of Class A to Class B ordinary shares (note 14)	—	—	(183,368)	—	—	(1,401,672)	(225,909)
Net loss attributable to ordinary shareholders for computing diluted loss per share	(91,113)	(183,368)	(187,289)	(1,401,672)	(225,909)	(1,846,901)	(297,667)
Denominator:
Weighted average ordinary shares outstanding	281,682,508	299,524,536	6,403,973	266,696,495	266,696,495	84,713,813	84,713,813
Conversion of Class A to Class B ordinary shares (note 14)	—	—	299,524,536	—	—	266,696,495	266,696,495
Weighted-average number of shares outstanding- diluted	281,682,508	299,524,536	305,928,509	266,696,495	266,696,495	351,410,308	351,410,308

Diluted loss per share:	(0.32)	(0.61)	(0.61)	(5.26)	(0.85)	(5.26)	(0.85)
Diluted loss per ADS*:	(0.96)		(1.83)			(15.78)	(2.55)

*The Company was listed on November 1, 2013 with issuance of a total of 12,777,650 ADSs. Each ADS represents three Class B ordinary shares. The net loss per ADS for the years ended December 31, 2012 and 2013 were calculated using the same conversion ratio assuming the ADSs had been in existence throughout these periods.